Income Taxes (Tables)	12 Months Ended
Jan. 31, 2014
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
January 31,	2014	2013
	34%	34%
Loss for the year	$(4,238,490)	$(1,332,996)

Expected income tax recovery	(1,441,100)	(453,200)
Effect of change in tax rates	-	(132,800)
Non-deductible expenses	394,100	84,700
Impact of reverse acquisition and emigration on tax assets	-	300,200
Effect of foreign exchange and other adjustments	(19,700)	-
Change in valuation allowance	1,066,700	201,100

Total income tax expense	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
January 31,	2014	2013

Temporary differences relating to:
Net operating loss carry forwards	$1,049,300	$309,800
Incorporation costs and Intangible assets	(7,600)	(15,100)
Stock based compensation	318,300	-
	1,360,500	294,700
Valuation allowance	(1,360,500)	(294,700)

Net deferred taxes	$-	$-